Environment (Details Textual)	12 Months Ended
Dec. 31, 2017
Industrial waste water treatment [Member]
Disclosure of Environment [Line Items]
Percentage of distribution of environmental costs	50.80%
Solid industrial residues [Member]
Disclosure of Environment [Line Items]
Percentage of distribution of environmental costs	36.40%
Gas emission expenses [Member]
Disclosure of Environment [Line Items]
Percentage of distribution of environmental costs	0.70%
Other environmental expenses [Member]
Disclosure of Environment [Line Items]
Percentage of distribution of environmental costs	12.10%